Statement of Changes in Stockholders’ Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 06, 2016
Balance, shares at Dec. 06, 2016
Issuance of common stock for service	$ 2,000			2,000
Issuance of common stock for service, shares	20,000,000
Additional paid-in capital		312		312
Net Loss for the year			(3,312)	(3,312)
Balance at Dec. 31, 2016	$ 2,000	312	(3,312)	(1,000)
Balance, shares at Dec. 31, 2016	20,000,000
Redemption of shares, August 31, 2017	$ (1,975)	1,975
Redemption of shares, August 31, 2017, shares	(19,750,000)
Issuance of shares upon change of ownership, September 1, 2017	$ 1,000			1,000
Issuance of shares upon change of ownership, September 1, 2017, shares	10,000,000
Issuance of common stock in private offering	$ 805			805
Issuance of common stock in private offering, shares	8,050,000
Expenses paid by stockholder contributed as capital		81,539		81,539
Net Loss for the year			(44,045)	(44,045)
Balance at Dec. 31, 2017	$ 1,830	$ 83,826	$ (47,357)	$ 38,299
Balance, shares at Dec. 31, 2017	18,300,000